Consolidated Statements of Changes in Stockholders' Equity - USD ($)	Preferred Stock [Member]	Common Stock [Member]	Additional Paid-in Capital [Member]	Retained Earnings [Member]	AOCI Attributable to Parent [Member]	Total
Balance at Dec. 31, 2021		$ 40,977	$ 2,400,168	$ (2,577,138)	$ 190,898	$ 54,905
Balance, shares at Dec. 31, 2021		40,976,458
Net loss				757,381		757,381
Foreign currency translation, net tax					11,585	11,585
Balance at Dec. 31, 2022		$ 40,977	2,400,168	(1,819,757)	202,483	823,871
Balance, shares at Dec. 31, 2022		40,976,458
Issue of Shares		$ 133	398,867			399,000
Issue of Shares, shares		133,000
Net loss				(591,529)		(591,529)
Foreign currency translation, net tax					(193,680)	(193,680)
Balance at Sep. 30, 2023		$ 41,110	2,799,035	(2,411,286)	8,803	437,662
Balance, shares at Sep. 30, 2023		41,109,458
Balance at Dec. 31, 2022		$ 40,977	2,400,168	(1,819,757)	202,483	823,871
Balance, shares at Dec. 31, 2022		40,976,458
Issue of Shares		$ 133	398,867			399,000
Issue of Shares, shares		133,000
Net loss				(1,398,144)		(1,398,144)
Foreign currency translation, net tax					(82,832)	(82,832)
Balance at Dec. 31, 2023		$ 41,110	2,799,035	(3,217,901)	119,651	(258,105)
Balance, shares at Dec. 31, 2023		41,109,458
Net loss				(1,773,183)		(1,773,183)
Foreign currency translation, net tax					(4,755)	(4,755)
Balance at Sep. 30, 2024		$ 41,110	$ 2,799,035	$ (4,991,084)	$ 114,896	$ (2,036,043)
Balance, shares at Sep. 30, 2024		41,109,458